Restrictions on Cash and Due from Banks - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Minimum average reserve balances to be maintain at bank subsidiaries	$ 1.8	$ 1.7
Balances held at the federal reserve	$ 1.9	$ 0.9